                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5030

                             Columbia Funds Trust V
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

                                    [GRAPHIC]



                                   COLUMBIA
                           U.S. TREASURY INDEX FUND

                               Semiannual Report
                              September 30, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                          Columbia U.S. Treasury Index Fund

[PHOTO]
Christopher L. Wilson



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                    Performance Information............ 1

                    Fund Profile....................... 2

                    Understanding Your Expenses........ 3

                    Economic Update.................... 4

                    Portfolio Manager's Report......... 5

                    Financial Statements............... 7

                      Investment Portfolio............. 8

                    Statement of Assets and Liabilities.. 10

                    Statement of Operations.............. 11

                    Statement of Changes in Net Assets... 12

                    Notes to Financial Statements........ 14

                    Financial Highlights................. 19

                  Important Information
                  About This Report...................... 21

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.


                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                   PERFORMANCE INFORMATION
                                                    --------------------------
                            Columbia U.S. Treasury Index Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 10/01/95 - 09/30/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A        17,673 16,828
                          ----------------------------
                          Class B        17,302 17,302
                          ----------------------------
                          Class C        17,376 17,376
                          ----------------------------
                          Class Z        17,795    n/a
Growth of a $10,000 investment 10/01/95 - 09/30/05

                  Columbia US         Columbia US
                   Treasury            Treasury
                    Index - A           Index - A       Citigroup Bond
                    without             with            U.S. Treasury
                  sales charge        sales charge          Index
                  ------------        ------------      --------------
                    $10,000             $ 9,525           $10,000
10/01/1995           10,150               9,668            10,156
11/01/1995           10,309               9,820            10,321
12/01/1995           10,452               9,955            10,464
01/01/1996           10,515              10,016            10,532
02/01/1996           10,300               9,811            10,323
03/01/1996           10,196               9,711            10,232
04/01/1996           10,119               9,639            10,152
05/01/1996           10,104               9,624            10,150
06/01/1996           10,228               9,743            10,276
07/01/1996           10,253               9,766            10,298
08/01/1996           10,226               9,741            10,278
09/01/1996           10,392               9,898            10,446
10/01/1996           10,612              10,108            10,681
11/01/1996           10,801              10,288            10,860
12/01/1996           10,681              10,174            10,749
01/01/1997           10,686              10,178            10,765
02/01/1997           10,705              10,196            10,770
03/01/1997           10,593              10,090            10,663
04/01/1997           10,733              10,223            10,810
05/01/1997           10,822              10,308            10,905
06/01/1997           10,932              10,412            11,027
07/01/1997           11,248              10,713            11,343
08/01/1997           11,133              10,604            11,227
09/01/1997           11,299              10,762            11,398
10/01/1997           11,489              10,943            11,597
11/01/1997           11,556              11,007            11,657
12/01/1997           11,671              11,116            11,782
01/01/1998           11,841              11,279            11,963
02/01/1998           11,807              11,246            11,925
03/01/1998           11,834              11,272            11,961
04/01/1998           11,881              11,317            12,013
05/01/1998           12,010              11,439            12,136
06/01/1998           12,137              11,560            12,277
07/01/1998           12,152              11,574            12,296
08/01/1998           12,476              11,883            12,627
09/01/1998           12,813              12,204            12,979
10/01/1998           12,781              12,174            12,935
11/01/1998           12,771              12,164            12,937
12/01/1998           12,810              12,202            12,961
01/01/1999           12,860              12,249            13,040
02/01/1999           12,537              11,942            12,710
03/01/1999           12,587              11,990            12,761
04/01/1999           12,611              12,012            12,789
05/01/1999           12,493              11,899            12,675
06/01/1999           12,444              11,853            12,644
07/01/1999           12,445              11,854            12,634
08/01/1999           12,434              11,844            12,636
09/01/1999           12,531              11,936            12,735
10/01/1999           12,545              11,949            12,750
11/01/1999           12,520              11,925            12,726
12/01/1999           12,443              11,852            12,644
01/01/2000           12,457              11,865            12,675
02/01/2000           12,644              12,043            12,865
03/01/2000           12,888              12,276            13,119
04/01/2000           12,864              12,253            13,080
05/01/2000           12,855              12,244            13,100
06/01/2000           13,073              12,452            13,321
07/01/2000           13,204              12,577            13,457
08/01/2000           13,401              12,764            13,653
09/01/2000           13,414              12,777            13,666
10/01/2000           13,535              12,892            13,798
11/01/2000           13,812              13,156            14,080
12/01/2000           14,079              13,410            14,349
01/01/2001           14,173              13,500            14,461
02/01/2001           14,342              13,660            14,637
03/01/2001           14,385              13,701            14,685
04/01/2001           14,209              13,534            14,505
05/01/2001           14,252              13,575            14,554
06/01/2001           14,319              13,639            14,630
07/01/2001           14,675              13,978            14,993
08/01/2001           14,854              14,149            15,186
09/01/2001           15,100              14,382            15,430
10/01/2001           15,515              14,778            15,850
11/01/2001           15,121              14,402            15,465
12/01/2001           14,965              14,254            15,316
01/01/2002           15,061              14,345            15,416
02/01/2002           15,193              14,472            15,559
03/01/2002           14,821              14,117            15,180
04/01/2002           15,186              14,464            15,552
05/01/2002           15,268              14,542            15,642
06/01/2002           15,462              14,727            15,862
07/01/2002           15,831              15,079            16,235
08/01/2002           16,156              15,388            16,578
09/01/2002           16,582              15,794            17,024
10/01/2002           16,398              15,619            16,830
11/01/2002           16,221              15,450            16,670
12/01/2002           16,625              15,835            17,098
01/01/2003           16,572              15,784            17,043
02/01/2003           16,853              16,053            17,338
03/01/2003           16,761              15,965            17,265
04/01/2003           16,848              16,048            17,347
05/01/2003           17,318              16,495            17,851
06/01/2003           17,204              16,386            17,739
07/01/2003           16,441              15,660            16,962
08/01/2003           16,520              15,736            17,062
09/01/2003           17,008              16,200            17,576
10/01/2003           16,751              15,955            17,310
11/01/2003           16,751              15,955            17,334
12/01/2003           16,898              16,096            17,489
01/01/2004           17,028              16,220            17,636
02/01/2004           17,233              16,414            17,851
03/01/2004           17,381              16,555            18,020
04/01/2004           16,813              16,014            17,442
05/01/2004           16,759              15,963            17,384
06/01/2004           16,812              16,014            17,457
07/01/2004           16,976              16,169            17,616
08/01/2004           17,312              16,489            17,979
09/01/2004           17,348              16,524            18,026
10/01/2004           17,464              16,635            18,168
11/01/2004           17,230              16,412            17,925
12/01/2004           17,380              16,555            18,102
01/01/2005           17,514              16,682            18,234
02/01/2005           17,355              16,530            18,085
03/01/2005           17,297              16,476            18,025
04/01/2005           17,593              16,757            18,341
05/01/2005           17,795              16,950            18,568
06/01/2005           17,899              17,048            18,683
07/01/2005           17,644              16,806            18,429
08/01/2005           17,914              17,063            18,726
09/01/2005           17,673              16,828            18,479
The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia U.S. Treasury Index Fund during the stated period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 09/30/05 (%)

     Share class                A             B            C          Z
     ----------------------------------------------------------------------
     Inception              11/25/02      11/25/02      11/25/02   06/04/91
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ----------------------------------------------------------------------
     6-month (cumulative)  2.18   -2.63  1.80   -3.20  1.88   0.88   2.30
     ----------------------------------------------------------------------
     1-year                1.88   -2.99  1.12   -3.79  1.27   0.29   2.12
     ----------------------------------------------------------------------
     5-year                5.67    4.64  5.22    4.89  5.31   5.31   5.81
     ----------------------------------------------------------------------
     10-year               5.86    5.34  5.64    5.64  5.68   5.68   5.93
     ----------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
Class A, B, and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

                      FUND PROFILE
                                   -----------------------
                                   Columbia U.S. Treasury
                                               Index Fund

The information below gives you a snapshot of your fund at the end of the reporting period. The composition of its portfolio will change over time. Maturity breakdown as of 09/30/05 (%)

                                0-1 year     1.4
                                ----------------
                                1-3 years   29.0
                                ----------------
                                3-5 years   23.3
                                ----------------
                                5-7 years    3.4
                                ----------------
                                7-10 years  16.1
                                ----------------
                                10-15 years  8.9
                                ----------------
                                15-20 years  9.3
                                ----------------
                                20-30 years  8.6
                                ----------------

Asset Allocation as of 09/30/05 (%)

                          Government obligations 98.6
                          ---------------------------
                          Net cash & equivalents  1.4
                          ---------------------------


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Summary

.. For the six-month period ended September 30, 2005, the fund's class A shares returned 2.18% without sales charge.

.. Rising short-term interest rates resulted in modest returns for the fund, its benchmark and peer group. Bond prices and rates typically move in opposite directions.

.. The fund's return lagged the benchmark because the fund incurs management and administrative expenses, while the benchmark does not.

                                  [GRAPHIC]

Class A shares:                       2.18%
Citigroup Bond U.S. Treasury Index:   2.50%

                                   Objective
    Seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of the Citigroup Bond U.S.
                                Treasury Index.

                               Total Net Assets
                                $155.0 million

UNDERSTANDING YOUR EXPENSES
                                       ----------------------------------
                  Columbia U.S. Treasury Index Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 04/01/05 - 09/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,021.81   1,021.76    3.35       3.35            0.66
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,018.00   1,018.00    7.13       7.13            1.41
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,018.80   1,018.75    6.38       6.38            1.26
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,023.01   1,022.96    2.13       2.13            0.42
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Distributor and the Investment Advisor/Administrator not waived a portion of class C and class Z shares' expenses, class C and class Z shares' total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                      ECONOMIC UPDATE
                                                -----------------------------
                         Columbia U.S. Treasury Index Fund

The US economy moved ahead at a healthy pace during the six-month period that began April 1, 2005 and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped sustain consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first five months of the period, the economy added an average of 200,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast storms -- a figure that was lower than originally estimated and considerably lower than expected. The unemployment rate rose to 5.1%, up from a four-year low of 4.9%.

Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, then fell sharply in September. The September decline was the largest in 25 years, according to the University of Michigan's monthly survey.

Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

US bond markets delivered little in the way of price appreciation, but income resulted in modest positive returns. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.3%, slightly lower than where it started the period. In this environment, the Lehman Brothers Aggregate Bond Index returned 2.31% for the six-month period. Treasuries outperformed corporate and mortgage-backed securities. However, high-yield bonds led the fixed income markets despite a setback in the spring when GM and Ford bonds were downgraded, and again as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.62%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.02% for this reporting period. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value. Energy and utilities stocks outperformed other sectors by a considerable margin.
Summary
For the six-month period ended September 30, 2005

.. Despite volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 5.02%. As the economy expanded, small-cap stocks outperformed large-cap stocks, as measured by the Russell 2000 Index.

                                    [GRAPHIC]

                        S&P 500 Index      Russell 2000 Index
                        -------------      ------------------
                            5.02%                9.21%


..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                    [GRAPHIC]

                        Lehman Index     Merrill Lynch Index
                        ------------     -------------------
                            2.31%              3.62%



The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible, investment grade debt issues.
The Merrill Lynch US High Yield, Cash Pay Corporate Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                 PORTFOLIO MANAGER'S REPORT
                                                     --------------------------
                             Columbia U.S. Treasury Index Fund


For the six-month period ended September 30, 2005, Columbia U.S. Treasury Index Fund class A shares returned 2.18% without sales charge. The Citigroup Bond U.S. Treasury Index posted a total return of 2.50% over the same period. The fund underperformed slightly because it must bear investment management and administrative expenses, which the index does not incur.

Interest-rate moves drove bond market

Short-term interest rates rose one full percentage point during the period, the result of four one-quarter percentage-point hikes to the federal funds rate by the Federal Reserve (the Fed). Long-term rates, which ordinarily face upward pressure when the Fed is raising short-term rates, defied conventional bond-market logic and declined slightly.

Fund income was primary component of return

Bond prices were generally unchanged for the six-month period. As a result, the fund's return came from the income it generated rather than from price appreciation. However, there was considerable volatility within the period, as investors shifted their views on the likely impact of higher energy prices. Early in the period, fixed-income investors appeared to welcome the high price of oil, on the grounds that anything that dampened economic growth might cause the Fed to be less aggressive in its short-term rate increases, and bond prices moved higher. By September, however, investors had grown more fearful of sustained high oil prices because of their inflationary implications, and the bond market relinquished its earlier gains.

During the period, the Treasury market was also affected by news out of China. In July the Chinese announced their willingness to revalue their currency, the yuan, with the idea that such action would allow them to diversify their foreign exchange away from dollars and into the euro, yen, and other currencies. US policymakers saw the yuan revaluation as an important first step for domestic manufacturers in their battle against cheap imports. However, the same development unsettled the US bond market because it signaled that China, which has been an aggressive buyer of US government bonds, might become less important as a source of future purchases. In fact, the revaluation turned out to be minimal, but it served notice of the delicate policy balance that the United States will need to strike with China in the years ahead.

High quality securities led the bond market

Generally speaking, high quality securities, such as Treasuries, outperformed lower quality obligations, such as corporate bonds, during the period. The average coupon rate within the Treasury market rose for the first time in several years, reflecting bonds issued recently at higher



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 09/30/05 ($)

                                 Class A 10.75
                                 -------------
                                 Class B 10.75
                                 -------------
                                 Class C 10.75
                                 -------------
                                 Class Z 10.75

Distributions declared per share 04/01/05 - 09/30/05 ($)

                                  Class A 0.20
                                  ------------
                                  Class B 0.16
                                  ------------
                                  Class C 0.17
                                  ------------
                                  Class Z 0.22

--------------------------------------------------------------------------------
                             Columbia U.S. Treasury
                                         Index Fund

yields. The market's average maturity continued to decline, as it has since issuance of 30-year Treasury bonds was suspended in 2001. However, the decline in average maturity was quite modest because the Treasury, during the latest half year, stepped up its issuance of bonds in the five-to-ten-year maturity range, with a corresponding reduction in one-to-five-year maturities. We expect the trend toward shorter maturities to reverse itself when the US Treasury resumes selling 30-year bonds early in 2006.

David Lindsay has managed the Columbia U.S. Treasury Index Fund since July 1994 and has been with the advisor or its predecessors or affiliate organizations since 1986.

/s/ David Lindsay

The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, and bears transaction costs and expenses, it may not always be fully invested, and the fund's performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment. Fund shares are not guaranteed or backed by the US government or any agency.

We expect the trend toward shorter maturities to reverse itself when the US Treasury resumes selling 30-year bonds early in 2006.

             FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

             INVESTMENT PORTFOLIO
                                            -----------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

  U.S. Government Obligations - 98.2%

  U.S. TREASURY BONDS - 31.3%                                Par ($)      Value ($)
  ----------------------------------- ------------------- ------------- -----------
                                      12.000% 08/15/13     4,175,000      5,049,955
                                      4.000% 02/15/15      1,800,000      1,752,188
                                      4.125% 05/15/15        400,000        393,109
                                      7.500% 11/15/16      7,600,000      9,619,343
                                      8.750% 05/15/17      1,330,000      1,842,465
                                      8.875% 08/15/17        900,000      1,261,898
                                      8.500% 02/15/20        721,000      1,018,102
                                      7.875% 02/15/21      7,100,000      9,657,661
                                      8.125% 08/15/21        950,000      1,324,879
                                      7.250% 08/15/22      2,550,000      3,331,733
                                      6.125% 11/15/27      7,000,000      8,446,214
                                      5.250% 02/15/29      4,450,000      4,851,021
                                                                        -----------
                                        U.S. TREASURY BONDS TOTAL        48,548,568

  U.S. TREASURY NOTES - 66.9%
  ----------------------------------- ------------------- ------------- -----------
                                      3.000% 12/31/06      4,000,000      3,943,436
                                      2.250% 02/15/07      7,750,000      7,553,522
                                      3.750% 03/31/07      1,700,000      1,689,110
                                      4.375% 05/15/07      6,850,000      6,872,742
                                      3.625% 06/30/07      4,500,000      4,457,111
                                      4.000% 08/31/07      1,600,000      1,594,563
                                      3.000% 11/15/07      7,450,000      7,275,387
                                      5.625% 05/15/08      9,815,000     10,161,204
                                      4.125% 08/15/08      1,200,000      1,198,219
                                      3.125% 10/15/08     15,900,000     15,418,039
                                      2.625% 03/15/09      6,400,000      6,078,003
                                      5.500% 05/15/09      8,400,000      8,773,733
                                      4.000% 04/15/10        400,000        396,359
                                      5.750% 08/15/10      5,000,000      5,332,615
                                      5.000% 08/15/11      3,000,000      3,117,306
                                      4.875% 02/15/12      2,000,000      2,067,422
                                      4.000% 11/15/12      2,450,000      2,410,092
                                      3.875% 02/15/13     10,200,000      9,937,432
                                      4.250% 08/15/14      5,400,000      5,366,250
                                                                        -----------
                                        U.S. TREASURY NOTES TOTAL       103,642,545

                                      Total U.S. Government Obligations
                                      (cost of $149,902,321)            152,191,113

See Accompanying Notes to Financial Statements.

             ------------------------------------------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

Short-Term Obligation - 1.3%                                                      Par ($)   Value ($)
---------------------------- -------------------------------------------------- --------- -----------
                             Repurchase agreement with State Street Bank &
                             Trust Co., dated 09/30/05, due 10/03/05 at 3.150%,
                             collateralized by a U.S. Treasury Note maturing
                             06/15/09, market value of $2,153,375 (repurchase
                             proceeds $2,110,554)                               2,110,000   2,110,000

                             Total Short-Term Obligation
                             (cost of $2,110,000)                                           2,110,000

                             Total Investments - 99.5%
                             (cost of $152,012,321) (a)                                   154,301,113

                             Other Assets & Liabilities, Net - 0.5%                           717,427

                             Net Assets - 100.0%                                          155,018,540

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Cost for federal income tax purposes is
                                   $153,536,659.

                   At September 30, 2005, the Fund held investments in the following:

                   HOLDING BY REVENUE SOURCE               % OF NET ASSETS
                   ------------------------------------------------------------------
                   U.S. Treasury Notes                           66.9%
                   U.S. Treasury Bonds                           31.3
                   Short- Term Obligation                         1.3
                   Other Assets & Liabilities                     0.5
                                                                -----
                                                                100.0%
                                                                -----

                                See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          September 30, 2005 (Unaudited)      Columbia U.S. Treasury
                                                          Index Fund


                                                                                            ($)
------------------------- -------------------------------------------------------- -----------
                   Assets Investments, at cost                                     152,012,321
                                                                                   -----------
                          Investments, at value                                    154,301,113
                          Cash                                                          32,306
                          Receivable for:
                            Investments sold                                         2,160,543
                            Fund shares sold                                           157,905
                            Interest                                                 1,769,412
                          Deferred Trustees' compensation plan                           5,641
                                                                                   -----------
                             Total Assets                                          158,426,920
                          -------------------------------------------------------- -----------
              Liabilities Payable for:
                            Investments purchased                                    2,687,174
                            Fund shares repurchased                                    444,789
                            Distributions                                              209,253
                            Investment advisory fee                                     12,908
                            Administration fee                                          38,689
                            Sub-account services fee                                     5,237
                            Trustees' fees                                                 935
                            Distribution and service fees                                3,092
                          Deferred Trustees' fees                                        5,641
                          Other liabilities                                                662
                                                                                   -----------
                             Total Liabilities                                       3,408,380

                                                                        Net Assets 155,018,540
                          -------------------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                          155,569,125
                          Overdistributed net investment income                     (1,867,966)
                          Accumulated net realized loss                               (971,411)
                          Net unrealized appreciation on investments                 2,288,792
                                                                                   -----------
                                                                        Net Assets 155,018,540
                          -------------------------------------------------------- -----------
                  Class A Net assets                                                 4,473,697
                          Shares outstanding                                           416,295
                          Net asset value per share                                   10.75(a)
                          Maximum offering price per share ($10.75/0.9525)            11.29(b)
                          -------------------------------------------------------- -----------
                  Class B Net assets                                                 1,636,544
                          Shares outstanding                                           152,286
                          Net asset value and offering price per share                10.75(a)
                          -------------------------------------------------------- -----------
                  Class C Net assets                                                 1,166,967
                          Shares outstanding                                           108,590
                          Net asset value and offering price per share                10.75(a)
                          -------------------------------------------------------- -----------
                  Class Z Net assets                                               147,741,332
                          Shares outstanding                                        13,747,834
                          Net asset value, offering and redemption price per share       10.75

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                        -----------------------
For the Six Months Ended September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                                    Index Fund

                                                                                                              ($)
--------------------------------------- -------------------------------------------------------------- ---------
                      Investment Income Interest                                                       3,222,473
                                        -------------------------------------------------------------- ---------
                               Expenses Investment advisory fee                                           78,698
                                        Administration fee                                               236,094
                                        Distribution fee:
                                          Class B                                                          5,798
                                          Class C                                                          3,632
                                        Service fee:
                                          Class A                                                          5,227
                                          Class B                                                          1,933
                                          Class C                                                          1,211
                                        Sub-account services fee - Class Z                                16,303
                                        Trustees' fees                                                     3,954
                                        Non-recurring costs (See Note 8)                                     979
                                        Other expenses                                                       759
                                                                                                       ---------
                                          Total Expenses                                                 354,588
                                        Fees reimbursed by Administrator - Class Z Shares                 (7,535)
                                        Fees waived by Distributor - Class C Shares                         (726)
                                        Non-recurring costs assumed by Investment Advisor (See Note 8)      (979)
                                                                                                       ---------
                                          Net Expenses                                                   345,348
                                                                                                       ---------
                                        Net Investment Income                                          2,877,125
                                        -------------------------------------------------------------- ---------
Net Realized and Unrealized Gain (Loss) Net realized loss on investments                                (164,733)
                         on Investments Net change in unrealized appreciation on investments             921,151
                                                                                                       ---------
                                        Net Gain                                                         756,418
                                                                                                       ---------
                                        Net Increase in Net Assets from Operations                     3,633,543

                                See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                              Columbia U.S. Treasury
                                                          Index Fund

                                                                                      (Unaudited)
                                                                                       Six Months          Year
                                                                                            Ended         Ended
                                                                                    September 30,     March 31,
Increase (Decrease) in Net Assets:                                                       2005 ($)      2005 ($)
-------------------------------------- -------------------------------------------- -------------  -----------
                            Operations Net investment income                            2,877,125    5,724,688
                                       Net realized gain (loss) on investments           (164,733)   1,476,938
                                       Net change in unrealized appreciation
                                        (depreciation) on investments                     921,151   (8,114,835)
                                                                                    -------------  -----------
                                       Net Increase (Decrease) from Operations          3,633,543     (913,209)
                                       -------------------------------------------- -------------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                          (78,403)    (102,626)
                                         Class B                                          (23,324)     (48,805)
                                         Class C                                          (15,259)     (28,589)
                                         Class Z                                       (3,011,643)  (6,355,186)
                                                                                    -------------  -----------
                                       Total Distributions Declared to Shareholders    (3,128,629)  (6,535,206)
                                       -------------------------------------------- -------------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                  1,466,863    1,434,528
                                         Distributions reinvested                          62,461       92,728
                                         Redemptions                                     (366,581)    (714,542)
                                                                                    -------------  -----------
                                          Net Increase                                  1,162,743      812,714
                                       Class B:
                                         Subscriptions                                    241,773      432,007
                                         Distributions reinvested                          18,334       38,418
                                         Redemptions                                      (77,022)    (526,646)
                                                                                    -------------  -----------
                                          Net Increase (Decrease)                         183,085      (56,221)
                                       Class C:
                                         Subscriptions                                    361,588      151,345
                                         Distributions reinvested                          14,500       26,683
                                         Redemptions                                      (77,762)  (1,088,477)
                                                                                    -------------  -----------
                                          Net Increase (Decrease)                         298,326     (910,449)
                                       Class Z:
                                         Subscriptions                                  8,705,686   20,048,883
                                         Distributions reinvested                       2,047,447    4,257,354
                                         Redemptions                                  (15,487,031) (42,856,819)
                                                                                    -------------  -----------
                                          Net Decrease                                 (4,733,898) (18,550,582)
                                       Net Decrease from Share Transactions            (3,089,744) (18,704,538)
                                                                                    -------------  -----------
                                           Total Decrease in Net Assets                (2,584,830) (26,152,953)
                                       -------------------------------------------- -------------  -----------
                            Net Assets Beginning of period                            157,603,370  183,756,323
                                       End of period                                  155,018,540  157,603,370
                                       Overdistributed net investment income at end
                                        of period                                      (1,867,966)  (1,616,462)

See Accompanying Notes to Financial Statements.

                            -----------------------
                            Columbia U.S. Treasury
                                        Index Fund

                                                           (Unaudited)
                                                            Six Months         Year
                                                                 Ended        Ended
                                                         September 30,    March 31,
                                                                  2005         2005
----------------- -------------------------------------  -------------  ----------
Changes in Shares Class A:
                    Subscriptions                              135,050     132,252
                    Issued for distributions reinvested          5,740       8,561
                    Redemptions                                (33,718)    (66,279)
                                                         -------------  ----------
                     Net Increase                              107,072      74,534
                  Class B:
                    Subscriptions                               22,313      39,868
                    Issued for distributions reinvested          1,685       3,547
                    Redemptions                                 (7,146)    (48,761)
                                                         -------------  ----------
                     Net Increase (Decrease)                    16,852      (5,346)
                  Class C:
                    Subscriptions                               33,342      13,996
                    Issued for distributions reinvested          1,333       2,463
                    Redemptions                                 (7,189)   (100,177)
                                                         -------------  ----------
                     Net Increase (Decrease)                    27,486     (83,718)
                  Class Z:
                    Subscriptions                              802,163   1,845,558
                    Issued for distributions reinvested        188,069     393,099
                    Redemptions                             (1,423,796) (3,949,501)
                                                         -------------  ----------
                     Net Decrease                             (433,564) (1,710,844)

                                See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

Note 1. Organization

Columbia U.S. Treasury Index Fund (the "Fund"), a series of Columbia Fund Trust V (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goals

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a front-end sales charge based on the amount of initial investment. Class B shares are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the

             ------------------------------------------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually. Dividends from net investment income are declared daily and paid monthly.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2005 was as follows:

                                                 March 31,
                                                   2005
                    ---------------------------------------
                    Distributions paid from:
                    ---------------------------------------
                      Ordinary Income*           $6,535,206
                    ---------------------------------------
                      Long- Term Capital Gains           --
                    ---------------------------------------

*Fortax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes, was:

                     Unrealized   Unrealized  Net Unrealized
                    Appreciation Depreciation  Appreciation
                    ----------------------------------------
                     $3,243,780  $(2,479,326)    $764,454
                    ----------------------------------------

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                           Capital Loss
                        Year of Expiration Carryforward
                        -------------------------------
                        2009                   $388,326
                        -------------------------------
                        2013                    151,924
                                           ------------
                                               $540,250
                        -------------------------------

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative services to the Fund pursuant to an administrative services agreement. Columbia, from the administration fee it receives from

             ------------------------------------------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

the Fund, pays all expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, annual sub-account fees payable with respect to shares of the Fund held by defined contribution plans, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation. Columbia receives a monthly administration fee for its services as administrator, at the annual rate of 0.30% of the average daily net assets of the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc.

For the six months ended September 30, 2005, the Distributor has retained net underwriting discounts of $1,639 on sales of the Fund's Class A shares and net CDSC fees of $1,753 and $181 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares of the Fund so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Sub-Account Services Fee

The Trust may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") for a fee of $21.00 per account with respect to Class Z shares of the Fund held by defined contribution plans. Such entities are compensated by the Fund for the Sub-Account Services. For the six months ended September 30, 2005, the Administrator reimbursed sub-account service fees in the amount of $7,535 for the Fund.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. The fees for such services are paid by Columbia as part of the administration fee.

Note 5. Portfolio Information

For the six months ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $34,487,789 and $37,465,518, respectively, all of which were U.S. Government securities.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended September 30, 2005, the Fund did not borrow under this arrangement.

             ------------------------------------------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund


Note 7. Shares of Beneficial Interest

As of September 30, 2005, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity in these accounts may have a significant effect on the operations of the Fund. The numbers of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                                         % of Shares
                             Number of   Outstanding
                            Shareholders    Held
                            ------------------------
                                 2          29.2%
                            ------------------------

As of September 30, 2005, the Fund had a shareholder that held greater than 5% of the shares outstanding. Subscription and the redemption activity of this account may have a significant effect on the operations of the Fund. The percentage of shares of beneficial interest outstanding held therein is as follows:

                                         % of Shares
                             Number of   Outstanding
                            Shareholders    Held
                            ------------------------
                                 1          29.1%
                            ------------------------

Note 8. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal

             ------------------------------------------------------
             September 30, 2005 (Unaudited) Columbia U.S. Treasury
                                                        Index Fund

District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

For the six months ended September 30, 2005, Columbia has assumed $979 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                       Columbia U.S. Treasury
                                                   Index Fund


Selected data for a share outstanding throughout each period is as follows:

                                                         (Unaudited)
                                                       Six Months Ended                      Period Ended
                                                        September 30,   Year Ended March 31,  March 31,
                                                             2005       -------------------    2003 (b)
Class A Shares                                         ----------------   2005     2004 (a)  ------------
--------------------------------------------------------                ---------------------
Net Asset Value, Beginning of Period                        $10.72       $11.18     $11.25      $11.05
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                                     0.19         0.35       0.35        0.19
Net realized and unrealized gain (loss) on investments        0.04        (0.41)      0.05        0.15
                                                            ------       -------    ------      ------
Total from investment operations                              0.23        (0.06)      0.40        0.34
---------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.20)       (0.40)     (0.47)      (0.14)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.75       $10.72     $11.18      $11.25
Total return (d)                                             2.18%(e)   (0.48)%      3.70%       3.12%(e)
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                                     0.66%(f)     0.66%      0.66%       0.65%(f)
Net investment income                                        3.43%(f)     3.22%      3.14%       4.86%(f)
Portfolio turnover rate                                        22%(e)       44%        42%         48%
Net assets, end of period (000's)                           $4,474       $3,314     $2,625       $477%
---------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)Annualized.

                                                         (Unaudited)
                                                       Six Months Ended                      Period Ended
                                                        September 30,   Year Ended March 31,  March 31,
                                                             2005       -------------------    2003 (b)
Class B Shares                                         ----------------   2005     2004 (a)  ------------
--------------------------------------------------------                ---------------------
Net Asset Value, Beginning of Period                        $10.72       $11.18     $11.25      $11.05
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                                     0.15         0.27       0.27        0.17
Net realized and unrealized gain (loss) on investments        0.04        (0.41)      0.05        0.15
                                                            ------       -------    ------      ------
Total from investment operations                              0.19        (0.14)      0.32        0.32
---------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.16)       (0.32)     (0.39)      (0.12)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.75       $10.72     $11.18      $11.25
Total return (d)                                             1.80%(e)   (1.23)%      2.91%       2.87%(e)
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                                     1.41%(f)     1.41%      1.41%       1.40%(f)
Net investment income                                        2.68%(f)     2.48%      2.44%       4.25%(f)
Portfolio turnover rate                                        22%(e)       44%        42%         48%
Net assets, end of period (000's)                           $1,637       $1,451     $1,574        $678
---------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)Annualized.

                             -----------------------
                             Columbia U.S. Treasury
                                         Index Fund

Selected data for a share outstanding throughout each period is as follows:

                                                         (Unaudited)
                                                       Six Months Ended                      Period Ended
                                                        September 30,   Year Ended March 31,  March 31,
                                                             2005       -------------------    2003 (b)
Class C Shares                                         ----------------   2005     2004 (a)  ------------
--------------------------------------------------------                ---------------------
Net Asset Value, Beginning of Period                        $10.72       $11.18     $11.25      $11.05
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                                     0.15         0.29       0.28        0.27
Net realized and unrealized gain (loss) on investments        0.05        (0.41)      0.06        0.05
                                                            ------       -------    ------      ------
Total from investment operations                              0.20        (0.12)      0.34        0.32
---------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                   (0.17)       (0.34)     (0.41)      (0.12)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $10.75       $10.72     $11.18      $11.25
Total return (d)(e)                                          1.88%(f)   (1.07)%      3.07%       2.92%(f)
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                                     1.26%(g)     1.26%      1.26%       1.25%(g)
Net investment income                                        2.83%(g)     2.67%      2.56%       6.87%(g)
Waiver/reimbursement                                         0.15%(g)     0.15%      0.15%       0.15%(g)
Portfolio turnover rate                                        22%(f)       44%        42%         48%
Net assets, end of period (000's)                           $1,167         $869     $1,843        $414
---------------------------------------------------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)Annualized.

                                                         (Unaudited)
                                                       Six Months Ended
                                                        September 30,                        Year Ended March 31,
                                                             2005         ------------------------------------------------
Class Z Shares                                         ----------------      2005      2004 (a)     2003(b)       2002
--------------------------------------------------------                  -------------------------------------------------
Net Asset Value, Beginning of Period                         $10.72         $11.18      $11.26      $10.40      $10.66
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                          0.20(c)        0.38(c)     0.39(c)     0.46(c)     0.51(d)
Net realized and unrealized gain (loss) on investments         0.05          (0.41)       0.03        0.90       (0.19)(d)
                                                           --------       --------    --------    --------    --------
Total from investment operations                               0.25          (0.03)       0.42        1.36        0.32
---------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                    (0.22)         (0.43)      (0.50)      (0.50)      (0.58)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $10.75         $10.72      $11.18      $11.26      $10.40
Total return (e)                                              2.30%(f)(g)  (0.25)%(f)    3.85%(f)   13.28%(f)    3.03%(f)
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                                      0.42%(h)       0.42%       0.42%       0.42%       0.42%
Net investment income                                         3.67%(h)       3.47%       3.49%       4.21%       4.84%(d)
Waiver/reimbursement                                          0.01%(h)       0.01%       0.01%         --%(i)    0.01%
Portfolio turnover rate                                         22%(g)         44%         42%         48%         47%
Net assets, end of period (000's)                          $147,741       $151,969    $177,714    $183,042    $160,180
---------------------------------------------------------------------------------------------------------------------------



                                                       ---------
Class Z Shares                                           2001
----------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.13
----------------------------------------------------------------
Income from Investment Operations:
Net investment income                                      0.61
Net realized and unrealized gain (loss) on investments     0.53
                                                       --------
Total from investment operations                           1.14
----------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                (0.61)
----------------------------------------------------------------
Net Asset Value, End of Period                           $10.66
Total return (e)                                         11.60%
----------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses                                                  0.42%
Net investment income                                     5.90%
Waiver/reimbursement                                         --
Portfolio turnover rate                                     53%
Net assets, end of period (000's)                      $163,619
----------------------------------------------------------------

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was renamed Liberty U.S. Treasury Index Fund, Class Z shares.
(c)Per share data was calculated using average shares outstanding during the period.
(d)The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the change for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets was $(0.07), $0.07 and (0.63)%, respectively.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Had the Administrator not waived a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)Annualized.
(i)Rounds to less than 0.01%.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                Columbia U.S. Treasury
                                                            Index Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by eletronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia U.S. Treasury Index Fund Semiannual Report, September 30, 2005

Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                               SHC-44/91206-0905 (11/05) 05/8398

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Trust V
               ----------------------------------------------
By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------

By (Signature and Title) /s/ J. Kevin Connaughton
                         ------------------------------------
                         J. Kevin Connaughton, Treasurer

Date November 28, 2005
     --------------------------------------------------------